Munder Large-Cap Value Fund (Prospectus Summary) | Munder Large-Cap Value Fund
Munder Large-Cap Value Fund
INVESTMENT OBJECTIVE
The Fund's investment objective is to provide long-term capital appreciation.
FEES & EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the
Munder Funds.  More information about these and other discounts is available from your financial professional and in the section entitled "Applicable Sales
Charges" on page 9 of the Fund's Prospectus and the section entitled "Additional
Purchase, Redemption, Exchange and Conversion Information" on page 58 of the
Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Munder Large-Cap Value Fund	Class A Shares		Class B Shares		Class C Shares		Class K Shares	Class R Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	[1]	none		none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	none	[2]	5.00%	[3]	1.00%	[4]	none	none	none
[1]	The sales charge declines as the amount invested increases.
[2]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.
[3]	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class B shares within six years of purchase and declines over time.
[4]	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within one year of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Munder Large-Cap Value Fund		Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%		0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%	[1]	none
Other Expenses		1.25%	1.23%	1.25%	1.37%	1.25%		1.01%
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%	0.05%	0.05%		0.05%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	[2]	2.30%	3.03%	3.05%	2.17%	2.55%		1.81%
Fee Waivers and/or Expense Reimbursements	[3]	(0.75%)	(0.73%)	(0.75%)	(0.62%)	(0.75%)		(0.51%)
Total Net Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2][3]	1.55%	2.30%	2.30%	1.55%	1.80%		1.30%
[1]	Under the Fund's Distribution Agreement, Rule 12b-1 fees are limited to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
[2]	Total Annual Fund Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund invested).
[3]	Pursuant to an Expense Limitation Agreement, MCM (as defined below) has agreed contractually through at least October 31, 2013 to waive or limit fees or to assume other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the Securities and Exchange Commission from time to time)) do not exceed 1.50% for Class A and Class K shares, 2.25% for Class B and Class C shares, 1.75% for Class R shares and 1.25% for Class Y shares. There is no guarantee that the Expense Limitation Agreement will be extended after its expiration or at the currently specified level. In addition, the Fund and MCM have entered into a Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse MCM for the fees it waived or limited and other expenses assumed and paid by MCM pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to MCM does not cause Total Net Annual Operating Expenses (other than those excluded for purposes of the Expense Limitation Agreement) of the Fund to exceed the limits stated above for each class of shares and the Board of Trustees has approved in advance such reimbursement to MCM.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Munder Large-Cap Value Fund (USD $)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares	Class Y Shares
Expense Example, with Redemption, 1 Year	699	733	333	158	183	132
Expense Example, with Redemption, 3 Years	1,161	1,168	872	619	722	520
Expense Example, with Redemption, 5 Years	1,648	1,728	1,536	1,108	1,288	932
Expense Example, with Redemption, 10 Years	2,986	3,123	3,312	2,455	2,829	2,085

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Munder Large-Cap Value Fund (USD $)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares	Class Y Shares
Expense Example, No Redemption, 1 Year	699	233	233	158	183	132
Expense Example, No Redemption, 3 Years	1,161	868	872	619	722	520
Expense Example, No Redemption, 5 Years	1,648	1,528	1,536	1,108	1,288	932
Expense Example, No Redemption, 10 Years	2,986	3,123	3,312	2,455	2,829	2,085

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 120%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The sub-advisor pursues long-term capital appreciation in the Fund by investing, under normal circumstances, at least 80% of the Fund's assets in equity securities
(i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of large-capitalization companies. This investment strategy may not be changed without 60 days' prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.  Large-capitalization companies means those companies with market capitalizations within the range of companies included in the Russell 1000® Index ($251 million to $625.3 billion as of
September 28, 2012).  The Fund may, however, also invest in equity securities of smaller companies.

The sub-advisor seeks to invest in companies whose equity securities are trading at an attractive valuation relative to the marketplace, their peers and historical levels and possess a catalyst for favorable or improved security values. In addition to valuation, the sub-advisor may also consider one or more of the following factors in choosing companies:

  o financial strength, strong fundamentals and low price-to-earnings ratios;

  o improving earnings estimates and stock price trends;

  o quality of management, profitability and industry leadership position;

  o current dividend; and/or

  o unrecognized assets.

Although the Fund will primarily be invested in domestic securities, up to 25%
of the Fund's assets may be invested in foreign securities.

From time to time, the Fund may focus its investments in companies in one or more economic sectors. Economic sectors include multiple different industries.
The Fund will not invest 25% or more of its assets in any one industry.

From time to time, the sub-advisor will use exchange-traded funds (ETFs) to manage cash.
PRINCIPAL INVESTMENT RISKS
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The principal risks associated with investment in the Fund are as follows:

Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well in the market. The sub-advisor's investment strategy seeks to control risk by adhering to portfolio constraints relative to the Fund's benchmark. As a result, the Fund may be particularly susceptible to a general decline in the large-capitalization value sector of the U.S. stock market.

Value Investing Risk

Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that a stock's intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk

Foreign securities tend to be more volatile and less liquid than U.S. securities.
Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In addition, during periods of social, political or economic instability in a country or region, the value of a foreign security could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the security is traded. In addition to foreign securities, the Fund may be exposed to foreign markets as a result of the Fund's investments in U.S. companies that have international exposure.

Sector Focus Risk

The Fund may invest a substantial portion of its assets within one or more economic sectors. To the extent the Fund focuses in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund's investments. Additionally, the Fund's performance may be more volatile when the Fund's investments are focused in a particular sector. Since benchmark sector weights influence the Fund's sector exposure, the Fund may tend to be more heavily weighted in companies in the financials sector. The values of companies in the financials sector are particularly vulnerable to economic downturns and changes in government regulation and interest rates.

ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange.
The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF's operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
PERFORMANCE
The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund's performance from year to year over the past ten years and by showing the Fund's average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index. When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website,
www.munder.com, or by calling (800) 468-6337.

The annual returns in the bar chart are for the Fund's least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will be lower.
TOTAL RETURN (%) per calendar year

YTD through 9/30/12: 14.64% Best Quarter: 16.79% (quarter ended 6/30/03) Worst Quarter: -18.59% (quarter ended 12/31/08)
AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2011 (including maximum sales charges)
Average Annual Total Returns Munder Large-Cap Value Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Since Inception Quaternary
Class A Shares	CLASS A Return Before Taxes	(7.38%)	(3.46%)	2.48%	6.11%	Aug. 08, 1994
Class B Shares	CLASS B Return Before Taxes	(7.62%)	(3.45%)	2.45%	6.09%	Aug. 09, 1994
Class C Shares	CLASS C Return Before Taxes	(3.73%)	(3.10%)	2.29%	4.49%	Dec. 05, 1995
Class K Shares	CLASS K Return Before Taxes	(1.96%)	(2.36%)	3.07%	6.48%	Jul. 05, 1994
Class R Shares	CLASS R Return Before Taxes	(2.31%)	(2.63%)		(1.62%)	Nov. 01, 2006
Class Y Shares	CLASS Y Return Before Taxes	(1.77%)	(2.14%)	3.32%	6.74%	Jul. 05, 1994
After Taxes on Distributions Class Y Shares	CLASS Y Return After Taxes on Distributions	(2.07%)	(2.68%)	2.78%	5.46%	Jul. 05, 1994
After Taxes on Distributions and Sales Class Y Shares	CLASS Y Return After Taxes on Distributions and Sale of Fund Shares	(1.15%)	(1.84%)	2.83%	5.43%	Jul. 05, 1994
Russell 1000® Value Index	Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	0.39%	(2.64%)	3.89%	8.57%		8.43%	7.28%	(1.70%)

The index returns from inception for Class Y, A, B, C, K and R shares are as of
7/1/94, 8/1/94, 8/1/94, 12/1/95, 7/1/94 and 11/1/06, respectively. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of
Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class Y shares. The after-tax returns of the
Class A, B, C, K and R shares will vary from those shown for the Class Y shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.